COMMITMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitment [Abstract]
COMMITMENTS [Text Block]

13. COMMITMENTS

As at December 31, 2025, the Company had the following contractual obligations:

	Less than	1 to	Over
	1 year	3 years	3 years	Total
Trade and other payables	$3,966	$-	$-	$3,966
Loans payable principal and interest payments(1)	810	14,798	-	15,608
Payments related to acquisition of royalties and streams(2)	2,500	-	-	2,500
Total commitments	$7,276	$14,798	$-	$22,074

(1) Payments required to be made on the RCF based on the closing balance, applicable interest rate, and availability under the RCF as at December 31, 2025.

(2) Payment required for the royalty on the Lama project of $2.5 million, payable in cash or Common Shares within 90 days upon the earlier of a 2 Moz gold Mineral Reserve estimate on the royalty area or March 9, 2026, subsequent to year-end, the Company and the arm’s length seller amended the agreement whereby $1.25 million was paid in cash immediately and the remaining $1.25 million will be payable in cash in January 2027.

In addition to the commitments above, the Company could in the future have additional commitments payable in cash and/or shares related to the acquisition of royalty and stream interests. However, these payments are subject to certain triggers or milestone conditions that have not been met as at December 31, 2025.